Stockholder's Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		9 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended
	May 09, 2014	Apr. 21, 2014	Sep. 30, 2014	Apr. 21, 2014 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member] Installment	Sep. 30, 2014 Restricted Stock Units (RSUs) [Member] Directors and Non-Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued in IPO, shares		5,800,000	5,800,000
Net proceeds from IPO	$ 9.1	$ 63.4	$ 63.4
Shares issued to underwriters under overallotment option	782,150		782,150
Additional net proceeds from IPO			9.1
Operating partnership units			3,251,904
Percentage of operating partnership unit			28.40%
Partnership unit, description			Beginning on or after the date which is 12 months after the later of the completion of this offering or the date on which a person first became a holder of common units, each limited partner and assignees of limited partners will have the right, subject to the terms and conditions set forth in the partnership agreement, to require the Operating Partnership to redeem all or a portion of the common units held by such limited partner or assignee in exchange for a cash amount per common unit equal to the value of one share of common stock, determined in accordance with and subject to adjustment under the partnership agreement. The Company has the sole option at its discretion to redeem the common units by issuing common stock on a one for one basis.
Maximum number of shares issued under Equity Incentive Plan			1,263,580
Restricted stock units granted to executive officers, directors and non-executive employees of the Advisor				352,272			30,100
Restricted stock units grant date fair value				$ 12.50
Restricted stock units, value				4.4
Net compensation expense					$ 0.4	$ 0.7
Number of annual installments for award vesting						3